Form N-CSR Cover	6 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Document Period End Date	Jul. 31, 2024